Share Capital and Reserves (Schedule of Stock Options Outstanding and Exercisable) (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding	14,387,413	10,648,362	10,338,720
Number Exercisable	6,686,533
2.24 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $ / shares	$ 2.24
Number outstanding	325,000
Number Exercisable	325,000
Expiry Date	June 1, 2022
2.12 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $ / shares	$ 2.12
Number outstanding	1,209,890
Number Exercisable	1,209,890
Expiry Date	August 1, 2022
2.25 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $ / shares	$ 2.25
Number outstanding	600,000
Number Exercisable	600,000
Expiry Date	September 12, 2022
1.96 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $ / shares	$ 1.96
Number outstanding	100,000
Number Exercisable	100,000
Expiry Date	January 15, 2022
2.11 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $ / shares	$ 2.11
Number outstanding	1,672,678
Number Exercisable	1,672,678
Expiry Date	March 5, 2023
1.74 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $ / shares	$ 1.74
Number outstanding	1,119,115
Number Exercisable	1,119,115
Expiry Date	January 31, 2024
1.05 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $ / shares	$ 1.05
Number outstanding	1,399,773
Number Exercisable	933,184
Expiry Date	January 30, 2025
1.02 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $ / shares	$ 1.02
Number outstanding	40,000
Number Exercisable	26,666
Expiry Date	September 23, 2025
0.854 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $ / shares	$ 0.854
Number outstanding	1,600,000
Number Exercisable	666,667
Expiry Date	December 2, 2025
0.91 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $ / shares	$ 0.91
Number outstanding	50,000
Number Exercisable	33,333
Expiry Date	December 4, 2025
0.927 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $ / shares	$ 0.927
Number outstanding	1,450,000
Number Exercisable
Expiry Date	January 4, 2026
0.84 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $ / shares	$ 0.84
Number outstanding	2,964,627
Number Exercisable
Expiry Date	January 21, 2026
0.886 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $ / shares	$ 0.886
Number outstanding	316,330
Number Exercisable
Expiry Date	January 29, 2026
0.797 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $ / shares	$ 0.797
Number outstanding	550,000
Number Exercisable
Expiry Date	March 4, 2026
0.78 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $ / shares	$ 0.78
Number outstanding	10,000
Number Exercisable
Expiry Date	March 15, 2026
0.74 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $ / shares	$ 0.74
Number outstanding	80,000
Number Exercisable
Expiry Date	May 31, 2026
0.73 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $ / shares	$ 0.73
Number outstanding	900,000
Number Exercisable
Expiry Date	June 9, 2026